UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07108

                   Alliance World Dollar Government Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.       SCHEDULE OF INVESTMENTS.

ALLIANCE WORLD DOLLAR GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)
                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS--86.7%
Argentina--2.0%
Republic of Argentina FRN
   1.234%, 8/03/12                                  $     3,456   $  2,325,888
                                                                 -------------
Belize--0.2%
Government of Belize
   9.50%, 8/15/12                                           344        273,157
                                                                 -------------
Brazil--18.4%
Federal Republic of Brazil
   7.31%, 6/29/09 FRN                                     1,101      1,140,911
   11.00%, 8/17/40                                        1,746      1,713,699
   12.00%, 4/15/10                                          950      1,051,175
   C-Bonds
   8.00%, 4/15/14                                        11,217     10,572,536
   DCB FRN
   Series L
   2.125%, 4/15/12                                        7,581      6,586,551
                                                                 -------------
                                                                    21,064,872
                                                                 -------------
Bulgaria--0.9%
Republic of Bulgaria
   8.25%, 1/15/15 (a)                                       843        996,848
                                                                 -------------
Colombia--3.9%
Republic of Colombia
   10.75%, 1/15/13                                        1,654      1,846,691
   11.75%, 2/25/20                                        2,230      2,564,500
                                                                 -------------
                                                                     4,411,191
                                                                 -------------
Ecuador--1.7%
Republic of Ecuador
   7.00%, 8/15/30 (a) (b)                                 2,682      1,988,703
                                                                 -------------
El Salvador--0.4%
Republic of El Salvador
   8.50%, 7/25/11 (a)                                       425        454,963
                                                                 -------------
Indonesia--0.7%
Republic of Indonesia
   6.75%, 3/10/14 (a)                                       830        770,863
                                                                 -------------
Jamaica--0.6%
Government of Jamaica
   11.75%, 5/15/11 (a)                                      535        607,225
   12.75%, 9/01/07 (a)                                       70         80,955
                                                                 -------------
                                                                       688,180
                                                                 -------------
Mexico--17.6%
United Mexican States
   8.125%, 12/30/19                                       5,572      6,161,239
   11.375%, 9/15/16 (c)                                   6,492      9,210,525
   Series A
   6.375%, 1/16/13                                          555        567,765
   9.875%, 2/01/10                                        1,337      1,627,798
   Series XW
   10.375%, 2/17/09                                       2,125      2,590,375
                                                                 -------------
                                                                    20,157,702
                                                                 -------------

                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------
Morocco--0.5%
Kingdom of Morocco Loan Participation FRN
   Series A
   2.031%, 1/01/09                                      $   555  $     543,529
                                                                 -------------
Panama--2.8%
Republic of Panama
   8.875%, 9/30/27                                          200        201,000
   9.375%, 7/23/12                                          200        222,000
   9.375%, 4/01/29                                          282        311,610
   9.625%, 2/08/11                                        1,130      1,271,250
   10.75%, 5/15/20                                        1,075      1,252,375
                                                                 -------------
                                                                     3,258,235
                                                                 -------------
Peru--3.7%
Republic of Peru
   8.375%, 5/03/16                                          400        382,000
   9.125%, 2/21/12 (c)                                    2,355      2,470,984
   9.875%, 2/06/15                                        1,285      1,378,163
                                                                 -------------
                                                                     4,231,147
                                                                 -------------
Philippines--3.4%
Republic of Philippines
   8.25%, 1/15/14                                           975        957,937
   9.00%, 2/15/13                                         1,025      1,050,625
   9.875%, 1/15/19                                        1,025      1,055,750
   10.625%, 3/16/25                                         725        788,437
                                                                 -------------
                                                                     3,852,749
                                                                 -------------
Russia--13.7%
Russian Federation
   5.00%, 3/31/30 (a) (b)                                10,086      9,266,512
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                         4,560      4,012,800
   Series VII
   3.00%, 5/14/11                                         3,230      2,438,650
                                                                 -------------
                                                                    15,717,962
                                                                 -------------
South Africa--1.4%
Republic of South Africa
   6.50%, 6/02/14                                           640        657,600
   7.375%, 4/25/12                                          875        963,594
                                                                 -------------
                                                                     1,621,194
                                                                 -------------
Turkey--4.7%
Republic of Turkey
   9.875%, 3/19/08                                          400        433,000
   11.00%, 1/14/13                                          800        922,000
   11.50%, 1/23/12                                          250        294,375
   11.75%, 6/15/10                                          500        590,000
   12.375%, 6/15/09                                       2,610      3,118,950
                                                                 -------------
                                                                     5,358,325
                                                                 -------------
Ukraine--4.6%
Government of Ukraine
   6.875%, 3/04/11 (a)                                      500        477,500
   7.65%, 6/11/13 (a)                                     2,543      2,453,995
   11.00%, 3/15/07 (a)                                    2,170      2,334,962
                                                                 -------------
                                                                     5,266,457
                                                                 -------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------
Uruguay--0.9%
Republic of Uruguay
   7.875%, 1/15/33                                      $ 1,410  $   1,008,254
                                                                 -------------
Venezuela--4.6%
Republic of Venezuela
   2.63%, 4/20/11 FRN                                       700        566,125
   9.25%, 9/15/27                                         3,440      3,051,280
   DCB FRN
   Series DL
   2.75%, 12/18/07                                        1,667      1,608,269
                                                                 -------------
                                                                     5,225,674
                                                                 -------------
Total Sovereign Debt Obligations
   (cost $92,919,378)                                               99,215,893
                                                                 -------------

WARRANTS (d)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                            1,750            -0-
Republic of Venezuela
   Warrants, expiring 4/15/20                            20,599            -0-
                                                                 -------------
Total Warrants
   (cost $0)                                                               -0-
                                                                 -------------

SHORT-TERM INVESTMENT--15.7%
Time Deposit--15.7%
Societe Generale
    1.313%, 8/02/04
   (cost $18,000,000)                                   $18,000     18,000,000
                                                                 -------------

Total Investments--102.4%
   (cost $110,919,378)                                             117,215,893

Other assets less liabilities--(2.4%)                               (2,728,295)
                                                                 -------------

Net Assets--100%                                                 $ 114,487,598
                                                                 -------------


CREDIT DEFAULT SWAP CONTRACTS

                                            Notional                                           Unrealized
Swap Counterparty &                          Amount         Interest          Termination     Appreciation/
Referenced Obligation                       (000's)           Rate               Date        (Depreciation)
--------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                               900             2.55%             5/20/05         $(16,196)

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                                350             0.50             11/26/13          (6,606)

                                            Notional                                           Unrealized
Swap Counterparty &                          Amount         Interest          Termination     Appreciation/
Referenced Obligation                       (000's)           Rate               Date        (Depreciation)
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                              520             5.60%             3/20/14           $(15,695)

CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                               775             3.60              6/20/05           (28,288)

JP Morgan Chase
Republic of Ecuador
6.00%, 8/15/30                                775             3.70              4/30/05           (11,209)

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                              1,300            6.35              8/20/05            101,566

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                               900             4.40              5/20/06            28,340

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                              520             4.95              3/20/09            13,309

Citigroup Global Markets, Inc.
Republic of Venezuela
9.25%, 9/15/27                               1,000            6.00              5/20/06            52,367

Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                               1,500            2.05              5/20/09            59,740

Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                                700             2.40              5/20/14            33,250

CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                               775             6.90              6/20/07            68,898

Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30                              1,550            3.50              4/20/06            19,026

                                            Notional                                           Unrealized
Swap Counterparty &                          Amount         Interest          Termination     Appreciation/
Referenced Obligation                       (000's)           Rate               Date        (Depreciation)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                              800            17.75%             2/13/08           $368,090


INTEREST RATE SWAP CONTRACT

                                                       Rate Type
                                                -----------------------
                                                Payments     Payments
     Swap          Notional     Termination     made by     received by     Unrealized
 Counterparty       Amount          Date        the Fund     the Fund      Depreciation
-----------------------------------------------------------------------------------------
    Morgan
   Guaranty       5,606,356       1/01/09        LIBOR+       6.8526%       $(656,763)

+ LIBOR (London Interbank offered Rate)


REVERSE REPURCHASE AGREEMENTS

                             Interest
Broker                         Rate         Maturity              Amount
--------------------------------------------------------------------------
JP Morgan Chase               0.10%         12/31/04           $ 4,110,200

JP Morgan Chase                1.00         12/31/04               921,921
                                                              ------------
                                                               $ 5,032,121
                                                               ===========

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate market value of these securities amounted to $19,432,526 or 17.0% of net assets.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2004.
(c) Position, or portion thereof, with an aggregate market value of $5,325,520 has been segregated to collateralize reverse repurchase agreements.
(d)   Non-income producing security.


      Glossary of Terms:

      DCB - Debt Conversion Bonds
      FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.    DESCRIPTION OF EXHIBIT

        11(a)(1)       Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

        11(a)(2)       Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004